Restructuring (Tables)	12 Months Ended
Dec. 31, 2025
Restructuring
Schedule of Restructuring Expenses

€ millions	2025	2024	2023
Employee-related restructuring expenses	-3	-3,143	-222
Onerous contract-related restructuring expenses and restructuring-related impairment losses	0	-2	8
 Restructuring expenses	-3	-3,144	-215

Schedule of Restructuring Expenses by Functional Area

€ millions	2025	2024	2023
Cost of cloud	1	-95	7
Cost of software licenses and support	5	-85	-8
Cost of services	8	-566	-31
Research and development	17	-1,197	-42
Sales and marketing	-19	-1,043	-121
General and administration	-16	-158	-19
 Restructuring expenses	-3	-3,144	-215